Loans - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 15, 2021	Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable
Interest income recognized		$ 3,000	$ 4,000
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		743,847	515,307
Financing Receivable Modifications Recorded Investment		1,656,822	1,668,368
Loans held in portfolio, net of unearned income		29,240,557	29,385,196
Non-accrual with no allowance		236,858	203,460
K2 Capital Group LLC
Accounts, Notes, Loans and Financing Receivable
Commercial loans				$ 115,575
K2 Capital Group LLC | Book value
Accounts, Notes, Loans and Financing Receivable
Commercial loans				118,907
Direct financing leases | K2 Capital Group LLC | Book value
Accounts, Notes, Loans and Financing Receivable
Commercial loans				105,000
Working capital | K2 Capital Group LLC | Book value
Accounts, Notes, Loans and Financing Receivable
Commercial loans				$ 14,000
Trading account debt securities
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		732,533	508,071
Accruing
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Modifications Recorded Investment		1,468,966	1,394,538
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		497,988	634,621
Past due
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		1,491,093	2,269,553
Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		480,767	1,028,064
Loans held in portfolio, net of unearned income		1,028,644	1,765,838
Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		27,749,464	27,115,643
Buy Back Option Program
Accounts, Notes, Loans and Financing Receivable
Repurchased loans		94,000	862,000
GNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		380,000	332,000
GNMA | Trading account debt securities
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		380,228	332,207
GNMA | Buy Back Option Program
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income					$ 324,000
GNMA | Bulk loan repurchase
Accounts, Notes, Loans and Financing Receivable
Repurchased loans	$ 687,900		688,000
GNMA | Bulk loan repurchase | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Repurchased loans			684,000
FNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		330,000	176,000
FNMA | Trading account debt securities
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		329,617	175,864
FHLMC
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		23,000
FHLMC | Trading account debt securities
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds		22,688
Consumer loans
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		61,000	56,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		393,000	1,300,000
Mortgage Loans Sold		145,000	150,000
Purchased credit deterioration loan
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		14,000	160,000
Serviced mortgage loans | Loans with recourse
Accounts, Notes, Loans and Financing Receivable
Repurchased loans		19,000	161,000
Serviced mortgage loans | Bulk loan repurchase | Loans with recourse
Accounts, Notes, Loans and Financing Receivable
Repurchased loans			120,000
Mortgages
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Modifications Recorded Investment		1,255,713	1,195,965
Loans held in portfolio, net of unearned income		7,427,196	7,890,680
Non-accrual with no allowance		169,856	142,254
Mortgages | Accruing
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Modifications Recorded Investment		1,143,204	1,060,193
Mortgages | Collateral Pledged
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		180,700	182,503
Mortgages | Past due
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		1,141,082	1,775,902
Mortgages | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		471,358	1,014,481
Loans held in portfolio, net of unearned income		827,214	1,443,688
Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		6,286,114	6,114,778
Mortgages | US Government Agency Insured Loans
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		1,900,000	2,100,000
Mortgages | US Government Agency Insured Loans | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		500,000	1,000,000
Mortgages | Guaranteed by us sponsored entities | Accruing
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Modifications Recorded Investment		716,000	655,000
Mortgages | GNMA | Buy Back Option Program | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		13,000	57,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans		139,000	26,000
Loans Sold			32,000
Reverse Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		50,000	60,000
Commercial and construction loan
Accounts, Notes, Loans and Financing Receivable
Loans Sold		131,000
Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		20,865,382	21,573,280
Non-accrual with no allowance		236,748	202,943
Puerto Rico | Collateral Pledged
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		497,062	622,906
Puerto Rico | Past due
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		1,418,146	2,146,682
Puerto Rico | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		480,649	1,028,061
Loans held in portfolio, net of unearned income		994,938	1,728,438
Puerto Rico | Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		19,447,236	19,426,598
Puerto Rico | Mortgages
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		6,251,866	6,770,143
Non-accrual with no allowance		169,827	141,737
Puerto Rico | Mortgages | Collateral Pledged
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		179,774	181,648
Puerto Rico | Mortgages | Past due
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		1,104,829	1,712,152
Puerto Rico | Mortgages | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		471,358	1,014,481
Loans held in portfolio, net of unearned income		805,245	1,428,824
Puerto Rico | Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		5,147,037	5,057,991
Puerto Rico | Mortgages | GNMA | Buy Back Option Program | Past due 90 days or more
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more			57,000
Puerto Rico | Reverse Mortgages | Current
Accounts, Notes, Loans and Financing Receivable
Loans held in portfolio, net of unearned income		50,000	60,000
Puerto Rico | Residential mortgage loans insured By FHA
Accounts, Notes, Loans and Financing Receivable
Accruing loans past-due 90 days or more		$ 304,000	$ 329,000